CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net sales	$ 260,086	$ 119,092	$ 166,623
Cost of sales	78,259	51,893	60,111
Gross profit	181,827	67,199	106,512
Operating expenses:
Selling and marketing	111,583	50,323	61,774
Research and development	8,195	3,409	4,614
General and administrative	98,688	30,649	26,662
Total operating expenses	218,466	84,381	93,050
(Loss) income from operations	(36,639)	(17,182)	13,462
Other (income) expense:
Interest expense, net	11,777	21,275	17,092
Other expense (income), net	4,450	47	(535)
Change in fair value of warrant liabilities	277,315	0	0
Change in fair value of earn-out shares liability	47,100	0	0
Foreign currency transaction loss (gain), net	69	(21)	(160)
Total other expense	340,711	21,301	16,397
Loss before provision for income taxes	(377,350)	(38,483)	(2,935)
Income tax benefit	(2,242)	(9,308)	(1,297)
Net loss	(375,108)	(29,175)	(1,638)
Comprehensive loss, net of tax:
Foreign currency translation adjustments	(1,499)	79	33
Comprehensive loss	$ (376,607)	$ (29,096)	$ (1,605)
Net loss per share – basic and diluted	$ (3.67)	$ (0.85)	$ (0.05)
Weighted average common shares outstanding – basic and diluted	102,114,949	34,293,271	32,136,203